Expense Example - PGIM US Real Estate Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 664
Expense Example, with Redemption, 3 Years	926
Expense Example, with Redemption, 5 Years	1,209
Expense Example, with Redemption, 10 Years	2,012
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	667
Expense Example, with Redemption, 5 Years	1,157
Expense Example, with Redemption, 10 Years	2,280
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	194
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	806
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	172
Expense Example, with Redemption, 5 Years	306
Expense Example, with Redemption, 10 Years	$ 695